A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments
PACE® Small/Medium Co Growth Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Small/Medium Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated March 31, 2014

Effective as of the close of business on April 21, 2014, the Prospectuses and the SAI are hereby revised as follows:
All references to "Copper Rock Capital Partners, LLC" or "Copper Rock" as an investment advisor to PACE Small/Medium Co Growth Equity Investments in the Prospectuses and SAI are hereby deleted.
Effective as of the close of business on April 21, 2014, the Prospectuses and the SAI are hereby revised as follows:
All references to "Copper Rock Capital Partners, LLC" or "Copper Rock" as an investment advisor to PACE Small/Medium Co Growth Equity Investments in the Prospectuses and SAI are hereby deleted.